Impairment Charges - Additional Information (Detail) - CAD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2020	Sep. 30, 2021	Sep. 30, 2020
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill impairments		$ 0	$ 0
Upstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill impairments		0	0
Downstream
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Goodwill impairments		$ 0
CGUs | Conventional
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments	$ 315,000,000
Borger Cash Generating Unit
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
Recoverable Amount			692,000,000
Borger Cash Generating Unit | U.S. Manufacturing
Disclosure of information for impairment loss recognised or reversed for individual asset or cash-generating unit [line items]
CGU Impairments			$ 450,000,000